Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and Diluted Loss Per Share
Schedule of basic and diluted loss per share

	Year Ended December 31,
	2020	2019	2018

	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion Biotech A/S	$(15,018)	$(11,195)	$(5,535)
Weighted-average number of ordinary shares outstanding	15,434,758	13,892,314	12,917,016
Loss per share before and after dilution	$(0.97)	$(0.81)	$(0.43)

Schedule of potential shares are anti-dilutive and excluded from the weighted average number of shares

	December 31,
	2020	2019	2018
Warrants	2,228,076	2,059,128	1,674,324
Convertible Debt l	—	—	302,976
Convertible Debt 2	—	—	827,856